Commitments and Contingencies	12 Months Ended
Sep. 30, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES

Operating Lease Commitment

The Company leases office space under non-cancelable operating lease agreements, which end at various dates in 2024 and 2028. As of September 30, 2024, the Company’s operating leases had a weighted average remaining lease term of 3.4 years and a weighted average discount rate of 3.70%. Future lease payments under operating leases as of September 30, 2024 were as follows:

September 30, 2024
2025	413
2026	240
2027	141
2028	141
Total future lease payments	935
Less: imputed interest	(1)
Total lease liabilities	936
Less: current portion	(349)
Operating lease liability, non-current	587

Lease expenses are recognized on a straight-line basis over the lease term. For the year ended September 30, 2024, the Company had operating lease costs of RMB 178 and short-term lease costs of RMB 140. For the year ended September 30, 2023 and 2022, the Company had operating lease costs of nil and short-term lease costs of nil.

Cash paid for amounts included in the measurement of operating lease liabilities were 318, nil and nil during the years ended September 30, 2024, 2023 and 2022, respectively.

Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.